FINANCIAL INSTRUMENTS (Details 4) (Cash Flow Hedging, USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ 0.1	$ 1.0	$ (1.8)
Foreign exchange contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	1.3	1.1	(0.9)
Commodity contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ (1.2)	$ (0.1)	$ (0.9)